Stockholders' Deficit (Details) - $ / shares		12 Months Ended
	Jul. 03, 2023	Dec. 31, 2023	Dec. 31, 2022
Stockholders' Deficit [Line Items]
Temporary equity, shares		764,957	1,288,298
Preferred stock shares authorized		1,000,000	1,000,000
Warrant expire term		5 years
Number of trading days		30 days
Price per share (in Dollars per share)		$ 18
Minimum [Member]
Stockholders' Deficit [Line Items]
Number of trading days for determining the share price		20 days
Maximum [Member]
Stockholders' Deficit [Line Items]
Number of trading days for determining the share price		30 days
Public Warrants [Member]
Stockholders' Deficit [Line Items]
Class of warrant or right, outstanding		8,750,000	8,750,000
Public Warrants [Member] | Warrants and Rights Subject to Mandatory Redemption Trigger Price Exceeds [Member]
Stockholders' Deficit [Line Items]
Warrant price per share (in Dollars per share)		$ 0.01
Private Placement Warrants [Member]
Stockholders' Deficit [Line Items]
Class of warrant or right, outstanding		442,500	442,500
Class A Common Stock [Member]
Stockholders' Deficit [Line Items]
Common stock shares authorized		60,000,000	60,000,000
Common stock par or stated value per share (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock shares outstanding		5,481,250	885,000
Common stock shares issued		5,481,250	885,000
Class A Common Stock [Member] | Public Warrants [Member]
Stockholders' Deficit [Line Items]
Shares issued price per share (in Dollars per share)		$ 18
Class A Common Stock [Member] | Public Warrants [Member] | Event Triggering Adjustment to Exercise Price of Warrants [Member]
Stockholders' Deficit [Line Items]
Shares issued price per share (in Dollars per share)		$ 9.2
Percentage of total equity proceeds		60.00%
Market value price per share (in Dollars per share)		$ 9.2
Adjusted Exercise Price of Warrants Percentage		115.00%
Class B Common Stock [Member]
Stockholders' Deficit [Line Items]
Common stock shares authorized		10,000,000	10,000,000
Common stock par or stated value per share (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock shares outstanding		0	4,596,250
Common stock shares issued		0	4,596,250
Class B Common Stock [Member]
Stockholders' Deficit [Line Items]
Conversion of aggregate share	4,596,250
Class B Common Stock [Member] | Class B Common Stock [Member]
Stockholders' Deficit [Line Items]
Common Stock Voting Rights		one